Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	STAAR Surgical Company
Entity Central Index Key	0000718937
Entity Emerging Growth Company	false
Entity File Number	0-11634
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3797439
Entity Address, Address Line One	25510 Commercentre Drive
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	(626)
Local Phone Number	303-7902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	STAA
Security Exchange Name	NONE